Net Loss Per Share - Summary of computation of net loss per common share (Detail) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (2,984,151)	$ 4,368,352	$ (4,832,201)	$ 1,384,201
Enjoy Technology Inc [Member]
Numerator:
Net loss				$ (95,425,000)	$ (50,756,000)	$ (157,784,000)	$ (89,694,000)
Denominator:
Weighted-average common shares outstanding—basic and diluted				63,616,729	61,646,777	61,852,957	60,753,169
Net loss per share—basic and diluted				$ (1.50)	$ (0.82)	$ (2.55)	$ (1.48)